Income Tax (Credit) Expense - Summary of Information about Components of Tax Expense Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
current year	$ 1	$ 1	$ (205)
over-provision in respect of prior years	0	0	(58)
Deferred tax	0	0	178
Tax expense (income)	$ 1	$ 1	$ (85)